Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	7.51%	[1]	3.46%	[1]	3.00%	[1]	3.00%	[1]	Dec. 28, 2010	[1]	9.20%	4.79%	2.83%	2.98%	10.93%	[2]	3.70%	[2]	2.74%	[2]	2.74%	[2]	Dec. 28, 2010	[2]	9.20%	4.79%	2.83%	2.98%	12.56%	4.34%	3.41%	3.41%	Dec. 28, 2010	9.20%	4.79%	2.83%	2.98%	13.04%	4.72%	3.75%	3.74%	Dec. 28, 2010	11.61%	4.27%	2.77%	2.77%	Dec. 28, 2010	7.86%	3.48%	2.50%	2.50%	Dec. 28, 2010	9.20%	4.79%	2.83%	2.98%	13.17%	4.83%	3.73%	3.73%	Dec. 28, 2010	9.20%	4.79%	2.83%	2.98%	12.88%	4.58%	3.58%	3.58%	Dec. 28, 2010	9.20%	4.79%	2.83%	2.98%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.